John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 96.7%		$310,739,776
(Cost $219,843,351)
Argentina 0.2%		533,358
MercadoLibre, Inc. (A)	340	533,358
Canada 2.0%		6,565,498
Shopify, Inc., Class A (A)	1,976	2,963,862
The Toronto-Dominion Bank	54,170	3,601,636
China 8.0%		25,692,698
Contemporary Amperex Technology Company, Ltd., Class A	116,300	9,980,864
Kweichow Moutai Company, Ltd., Class A	9,700	2,526,457
Li Ning Company, Ltd.	740,500	7,820,654
Shenzhen Inovance Technology Company, Ltd., Class A	302,400	3,658,002
Tencent Holdings, Ltd.	28,300	1,706,721
France 13.4%		43,226,112
Hermes International	2,255	3,447,404
LVMH Moet Hennessy Louis Vuitton SE	20,417	16,347,276
Sartorius Stedim Biotech	26,642	15,208,476
Teleperformance	19,495	8,222,956
Germany 5.7%		18,311,434
BioNTech SE, ADR (A)	25,110	8,244,869
CTS Eventim AG & Company KGaA (A)	100,263	6,812,406
Zalando SE (A)(B)	29,287	3,254,159
Hong Kong 6.1%		19,458,368
AIA Group, Ltd.	579,900	6,938,947
Galaxy Entertainment Group, Ltd. (A)	473,800	3,210,963
Techtronic Industries Company, Ltd.	522,000	9,308,458
Israel 1.0%		3,198,902
Nice, Ltd., ADR (A)	11,480	3,198,902
Japan 8.7%		28,112,590
Kobe Bussan Company, Ltd.	88,700	2,986,564
Lasertec Corp.	33,800	6,345,333
Sony Group Corp.	79,500	8,305,086
Tokyo Electron, Ltd.	25,400	10,475,607
Netherlands 9.1%		29,162,641
Adyen NV (A)(B)	2,900	7,859,174
ASML Holding NV	27,870	21,303,467
Singapore 2.1%		6,618,751
DBS Group Holdings, Ltd.	190,000	4,251,507
Sea, Ltd., ADR (A)	8,572	2,367,244
South Korea 5.6%		17,879,774
Kia Corp.	80,409	5,872,322
LG Chem, Ltd.	5,357	3,934,737
Samsung Electronics Company, Ltd.	118,132	8,072,715
Sweden 10.0%		32,298,691
Atlas Copco AB, A Shares	158,441	10,730,424
Epiroc AB, A Shares	401,406	9,350,604
EQT AB	46,889	2,260,151
Evolution AB (B)	57,227	9,957,512
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland 4.9%		$15,758,705
STMicroelectronics NV, NYRS (C)	168,000	6,933,360
Straumann Holding AG	2,877	5,334,013
Wizz Air Holdings PLC (A)(B)	50,794	3,491,332
Taiwan 4.7%		15,081,552
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	129,300	15,081,552
United Kingdom 3.5%		11,311,058
Ashtead Group PLC	151,157	11,311,058
United States 11.7%		37,529,644
Adobe, Inc. (A)	14,908	9,267,260
Microsoft Corp.	37,696	10,739,967
NVIDIA Corp.	41,092	8,012,529
ServiceNow, Inc. (A)	9,546	5,611,998

Visa, Inc., Class A	15,820	3,897,890
Preferred securities 2.3%		$7,515,150
(Cost $7,665,815)
Germany 2.3%		7,515,150

Volkswagen AG	30,854	7,515,150
Exchange-traded funds 1.0%		$3,114,920
(Cost $3,110,710)
iShares Core MSCI Total International Stock ETF	43,000	3,114,920

	Yield (%)	Shares	Value
Short-term investments 2.2%			$7,082,601
(Cost $7,081,177)
Short-term funds 2.2%			7,082,601
John Hancock Collateral Trust (D)	0.0455(E)	707,786	7,082,601

Total investments (Cost $237,701,053) 102.2%	$328,452,447
Other assets and liabilities, net (2.2%)	(7,175,152)
Total net assets 100.0%	$321,277,295

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $6,933,036.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-21.
The fund had the following sector composition as a percentage of total investments on 7-31-21:
Information technology	36.5%
Consumer discretionary	20.2%
Industrials	20.1%
Health care	8.8%
Financials	6.1%
Communication services	3.3%
Consumer staples	1.7%
Materials	1.2%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

Short-term investments	2.1%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$533,358	$533,358	—	—
Canada	6,565,498	6,565,498	—	—
China	25,692,698	—	$25,692,698	—
France	43,226,112	—	43,226,112	—
Germany	18,311,434	8,244,869	10,066,565	—
Hong Kong	19,458,368	—	19,458,368	—
Israel	3,198,902	3,198,902	—	—
Japan	28,112,590	—	28,112,590	—
Netherlands	29,162,641	—	29,162,641	—
Singapore	6,618,751	2,367,244	4,251,507	—
South Korea	17,879,774	—	17,879,774	—
Sweden	32,298,691	—	32,298,691	—
Switzerland	15,758,705	6,933,360	8,825,345	—
Taiwan	15,081,552	15,081,552	—	—
United Kingdom	11,311,058	—	11,311,058	—
United States	37,529,644	37,529,644	—	—
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	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities	$7,515,150	—	$7,515,150	—
Exchange-traded funds	3,114,920	$3,114,920	—	—
Short-term investments	7,082,601	7,082,601	—	—
Total investments in securities	$328,452,447	$90,651,948	$237,800,499	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	707,786	$5,197,077	$70,213,175	$(68,326,261)	$(3,144)	$1,754	$23,657	—	$7,082,601
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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